5. Cash and Bank Deposit: Cash, Cash Equivalents and Investments (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Cash, Cash Equivalents and Investments
	03/31/2018	03/31/2017

Cash at Bank	$4,756,354	$1,244,844
Cash on Hand	-	-
Total (Cash and Bank Deposits)	$4,756,354	$1,244,844